NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-3:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-account’s Statement of Operations and Statement of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
American Century Investors, Inc. VP Ultra(R) Fund - Class I (ACVU1)
	Statement of Operations	February 27, 2017 to December 31, 2017
	Statement of Changes in Contract Owners’ Equity	February 27, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AMERICAN CENTURY INVESTORS, INC.

  VP Balanced Fund - Class I (ACVB)

  VP Capital Appreciation Fund - Class I (ACVCA)

  VP Income & Growth Fund - Class I (ACVIG)

  VP International Fund - Class I (ACVI)

  VP Value Fund - Class I (ACVV)

DREYFUS CORPORATION

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

  Appreciation Portfolio - Initial Shares (DCAP)

  Growth and Income Portfolio - Initial Shares (DGI)

FEDERATED INVESTORS

  Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

  Equity-Income Portfolio - Initial Class (FEIP)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Contrafund(R) Portfolio - Initial Class (FCP)

  VIP Growth Opportunities Portfolio - Initial Class (FGOP)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Overseas Portfolio - Initial Class (FOP)

  VIP Value Strategies Portfolio - Service Class (FVSS)

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class I (MSEM)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  NVIT International Equity Fund - Class I (GIG)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  Guardian Portfolio - I Class Shares (AMGP)

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

OPPENHEIMER FUNDS

  Capital Income Fund/VA - Non-Service Shares (OVMS)

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

  Core Bond Fund/VA - Non-Service Shares (OVB)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

  Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

  Advantage VT Opportunity Fund - Class 2 (SVOF)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VP Balanced Fund - Class I (ACVB)
22,617 shares (cost $156,795)	$170,309
VP Capital Appreciation Fund - Class I (ACVCA)
9,649 shares (cost $137,733)	145,021
VP Income & Growth Fund - Class I (ACVIG)
1,830 shares (cost $14,233)	19,599
VP International Fund - Class I (ACVI)
2,295 shares (cost $20,943)	27,954
VP Ultra(R) Fund - Class I (ACVU1)
240 shares (cost $4,067)	4,647
VP Value Fund - Class I (ACVV)
14,891 shares (cost $93,079)	166,924
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,727 shares (cost $29,392)	34,757
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,005 shares (cost $149,091)	214,176
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2,649 shares (cost $95,620)	106,680
Appreciation Portfolio - Initial Shares (DCAP)
161 shares (cost $6,468)	7,197
Growth and Income Portfolio - Initial Shares (DGI)
1,347 shares (cost $30,873)	44,079
Quality Bond Fund II - Primary Shares (FQB)
2,656 shares (cost $29,538)	29,351
Equity-Income Portfolio - Initial Class (FEIP)
10,329 shares (cost $204,106)	246,757
High Income Portfolio - Initial Class (FHIP)
9,241 shares (cost $51,793)	50,361
VIP Asset Manager Portfolio - Initial Class (FAMP)
2,298 shares (cost $33,609)	35,002
VIP Contrafund(R) Portfolio - Initial Class (FCP)
13,108 shares (cost $348,179)	497,311
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
283 shares (cost $8,276)	10,211
VIP Growth Portfolio - Initial Class (FGP)
6,162 shares (cost $271,153)	456,283
VIP Overseas Portfolio - Initial Class (FOP)
3,293 shares (cost $56,926)	75,306
VIP Value Strategies Portfolio - Service Class (FVSS)
1,164 shares (cost $14,397)	16,561
Emerging Markets Debt Portfolio - Class I (MSEM)
2,964 shares (cost $23,979)	23,952
U.S. Real Estate Portfolio - Class I (MSVRE)
3,480 shares (cost $63,541)	75,575
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
383 shares (cost $6,338)	6,436
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,375 shares (cost $14,174)	16,243
NVIT Core Bond Fund - Class I (NVCBD1)
777 shares (cost $8,393)	8,395
NVIT Nationwide Fund - Class I (TRF)
447,281 shares (cost $4,830,872)	8,547,536
NVIT Government Bond Fund - Class I (GBF)
60,154 shares (cost $694,371)	644,244
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,913 shares (cost $70,428)	80,421
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,953 shares (cost $20,024)	19,686
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
11,244 shares (cost $138,230)	146,393

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
14,662 shares (cost $169,748)	206,886
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,420 shares (cost $16,076)	16,149
NVIT Money Market Fund - Class I (SAM)
149,934 shares (cost $149,934)	149,934
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,174 shares (cost $13,837)	14,125
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,666 shares (cost $18,146)	22,675
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2,567 shares (cost $26,471)	27,878
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
671 shares (cost $8,155)	8,253
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
264 shares (cost $2,673)	2,992
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,788 shares (cost $168,472)	226,842
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,255 shares (cost $91,621)	96,331
NVIT Large Cap Growth Fund - Class I (NVOLG1)
180,779 shares (cost $3,399,554)	3,557,736
NVIT Real Estate Fund - Class I (NVRE1)
379 shares (cost $2,399)	2,451
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,177 shares (cost $12,528)	12,312
Guardian Portfolio - I Class Shares (AMGP)
1,585 shares (cost $26,767)	25,597
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
27,488 shares (cost $646,870)	763,898
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2,304 shares (cost $31,749)	38,499
Capital Income Fund/VA - Non-Service Shares (OVMS)
540 shares (cost $7,166)	8,589
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
1,756 shares (cost $90,924)	97,787
Core Bond Fund/VA - Non-Service Shares (OVB)
3,623 shares (cost $25,638)	28,369
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,946 shares (cost $98,500)	139,690
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
5,500 shares (cost $52,945)	48,947
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
5,597 shares (cost $69,677)	87,476
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,766 shares (cost $49,317)	41,919
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2,449 shares (cost $68,807)	77,735
Advantage VT Opportunity Fund - Class 2 (SVOF)
5,540 shares (cost $108,057)	150,367

Total Investments	$17,780,804

Other Accounts Receivable	70
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	17
Accounts Receivable - Growth and Income Portfolio - Initial Shares (DGI)	12
Accounts Receivable - VIP Asset Manager Portfolio - Initial Class (FAMP)	15
Accounts Receivable - VIP Growth Opportunities Portfolio - Initial Class (FGOP)	7
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	36
Accounts Receivable - Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	5
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	3,870
Accounts Receivable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	8
Accounts Receivable - NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	14

Accounts Receivable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	8
Accounts Receivable - NVIT Real Estate Fund - Class I (NVRE1)	1
Accounts Receivable - Core Bond Fund/VA - Non-Service Shares (OVB)	12
Accounts Receivable - Global Securities Fund/VA - Non-Service Shares (OVGS)	48
Accounts Receivable - Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	57
Accounts Payable - VP Income & Growth Fund - Class I (ACVIG)	(12)
Accounts Payable - VP International Fund - Class I (ACVI)	(9)
Accounts Payable - VP Ultra(R) Fund - Class I (ACVU1)	(8)
Accounts Payable - Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	(37)
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(15)
Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(9)
Accounts Payable - American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	(8)
Accounts Payable - NVIT Core Bond Fund - Class I (NVCBD1)	(12)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(7)
Accounts Payable - Short Duration Bond Portfolio - I Class Shares (AMTB)	(8)
Accounts Payable - Guardian Portfolio - I Class Shares (AMGP)	(9)
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(17)

$17,784,833

Contract Owners’ Equity:
Accumulation units	17,784,833

Total Contract Owners’ Equity (note 8)	$17,784,833

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ACVB	ACVCA	ACVIG	ACVI	ACVU1	ACVV	DVSCS
Reinvested dividends	$155,737	2,554	-	436	220	13	2,698	223
Asset charges (note 3)	(101,487)	(1,007)	(835)	(138)	(158)	(25)	(888)	(231)

Net investment income (loss)	54,250	1,547	(835)	298	62	(12)	1,810	(8)

Realized gain (loss) on investments	341,367	3,443	3,849	1,021	874	9	5,958	500
Change in unrealized gain (loss) on investments	2,383,737	9,282	4,736	1,576	5,689	580	4,982	1,775

Net gain (loss) on investments	2,725,104	12,725	8,585	2,597	6,563	589	10,940	2,275

Reinvested capital gains	276,883	6,253	16,618	419	-	168	-	1,456

Net increase (decrease) in contract owners’ equity resulting from operations	$3,056,237	20,525	24,368	3,314	6,625	745	12,750	3,723

Investment Activity:	DSIF	DSRG	DCAP	DGI	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$3,379	1,136	96	296	520	4,052	2,622	632
Asset charges (note 3)	(1,245)	(594)	(55)	(223)	(126)	(1,259)	(280)	(233)

Net investment income (loss)	2,134	542	41	73	394	2,793	2,342	399

Realized gain (loss) on investments	12,391	2,033	367	65	(20)	7,996	4	104
Change in unrealized gain (loss) on investments	18,806	4,634	323	5,143	190	11,830	251	(7)

Net gain (loss) on investments	31,197	6,667	690	5,208	170	19,826	255	97

Reinvested capital gains	4,577	6,529	957	1,674	-	4,861	-	3,656

Net increase (decrease) in contract owners’ equity resulting from operations	$37,908	13,738	1,688	6,955	564	27,480	2,597	4,152

Investment Activity:	FCP	FGOP	FGP	FOP	FVSS	MSEM	MSVRE	NVAMV1
Reinvested dividends	$4,718	29	923	996	216	1,255	1,127	105
Asset charges (note 3)	(2,676)	(69)	(2,490)	(408)	(112)	(123)	(455)	(47)

Net investment income (loss)	2,042	(40)	(1,567)	588	104	1,132	672	58

Realized gain (loss) on investments	17,627	756	23,013	1,867	964	51	2,591	3
Change in unrealized gain (loss) on investments	46,279	796	69,119	15,040	(1,998)	820	(1,437)	179

Net gain (loss) on investments	63,906	1,552	92,132	16,907	(1,034)	871	1,154	182

Reinvested capital gains	25,350	1,258	30,379	65	3,423	-	-	220

Net increase (decrease) in contract owners’ equity resulting from operations	$91,298	2,770	120,944	17,560	2,493	2,003	1,826	460

Investment Activity:	GIG	NVNMO1	NVCBD1	TRF	GBF	GVIDA	GVIDC	GVIDM
Reinvested dividends	$-	80	249	82,403	13,991	1,185	480	2,506
Asset charges (note 3)	(1)	(76)	(43)	(49,104)	(4,125)	(480)	(256)	(904)

Net investment income (loss)	(1)	4	206	33,299	9,866	705	224	1,602

Realized gain (loss) on investments	(310)	(31)	-	232,623	(5,377)	2,148	(653)	438
Change in unrealized gain (loss) on investments	408	3,008	51	1,201,398	5,134	3,947	754	5,570

Net gain (loss) on investments	98	2,977	51	1,434,021	(243)	6,095	101	6,008

Reinvested capital gains	-	316	-	-	-	5,646	1,560	8,324

Net increase (decrease) in contract owners’ equity resulting from operations	$97	3,297	257	1,467,320	9,623	12,446	1,885	15,934

Investment Activity:	GVDMA	GVDMC	SAM	NVMIG1	NVMLG1	NVMLV1	NVMMG1	NVMMV2
Reinvested dividends	$3,225	292	726	60	74	397	-	32
Asset charges (note 3)	(1,286)	(78)	(1,037)	(41)	(138)	(167)	(52)	(22)

Net investment income (loss)	1,939	214	(311)	19	(64)	230	(52)	10

Realized gain (loss) on investments	2,312	(176)	-	(66)	182	638	25	(32)
Change in unrealized gain (loss) on investments	11,751	565	-	1,248	4,050	1,199	1,238	213

Net gain (loss) on investments	14,063	389	-	1,182	4,232	1,837	1,263	181

Reinvested capital gains	12,551	631	-	-	848	1,345	317	144

Net increase (decrease) in contract owners’ equity resulting from operations	$28,553	1,234	(311)	1,201	5,016	3,412	1,528	335

Investment Activity:	SCVF	SCF	NVOLG1	NVRE1	AMTB	AMGP	AMCG	AMTP
Reinvested dividends	$1,117	-	16,029	54	183	78	-	218
Asset charges (note 3)	(1,172)	(700)	(19,900)	(11)	(111)	(117)	(4,194)	(193)

Net investment income (loss)	(55)	(700)	(3,871)	43	72	(39)	(4,194)	25

Realized gain (loss) on investments	5,535	18,462	(22,074)	(73)	(112)	47	5,271	1,976
Change in unrealized gain (loss) on investments	2,042	(12,553)	709,925	175	94	2,217	141,853	1,503

Net gain (loss) on investments	7,577	5,909	687,851	102	(18)	2,264	147,124	3,479

Reinvested capital gains	10,369	6,262	79,257	38	-	2,865	13,878	1,022

Net increase (decrease) in contract owners’ equity resulting from operations	$17,891	11,471	763,237	183	54	5,090	156,808	4,526

Investment Activity:	OVMS	OVGR	OVB	OVGS	VWBF	VWEM	VWHA	SVDF
Reinvested dividends	$168	210	358	1,315	788	304	-	-
Asset charges (note 3)	(46)	(580)	(120)	(792)	(253)	(414)	(211)	(409)

Net investment income (loss)	122	(370)	238	523	535	(110)	(211)	(409)

Realized gain (loss) on investments	565	1,036	(16)	9,774	(1,058)	662	(2,584)	2,100
Change in unrealized gain (loss) on investments	5	11,496	457	30,434	4,954	28,677	1,759	12,618

Net gain (loss) on investments	570	12,532	441	40,208	3,896	29,339	(825)	14,718

Reinvested capital gains	-	7,982	-	-	-	-	-	4,021

Net increase (decrease) in contract owners’ equity resulting from operations	$692	20,144	679	40,731	4,431	29,229	(1,036)	18,330

Investment Activity:	SVOF
Reinvested dividends	$969
Asset charges (note 3)	(777)

Net investment income (loss)	192

Realized gain (loss) on investments	4,669
Change in unrealized gain (loss) on investments	8,959

Net gain (loss) on investments	13,628

Reinvested capital gains	11,644

Net increase (decrease) in contract owners’ equity resulting from operations	$25,464

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ACVB		ACVCA		ACVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$54,250	93,204	1,547	1,508	(835)	(772)	298	238
Realized gain (loss) on investments	341,367	1,427,762	3,443	5,997	3,849	1,547	1,021	957
Change in unrealized gain (loss) on investments	2,383,737	(1,535,857)	9,282	(5,043)	4,736	(8,864)	1,576	370
Reinvested capital gains	276,883	1,188,660	6,253	6,970	16,618	10,875	419	277

Net increase (decrease) in contract owners’ equity resulting from operations	3,056,237	1,173,769	20,525	9,432	24,368	2,786	3,314	1,842

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	906,934	965,237	7,450	13,707	13,040	4,736	2,384	1,686
Transfers between funds	-	-	3,455	-	-	-	-	-
Surrenders (note 6)	(683,628)	(1,650,843)	(299)	(4,044)	(732)	(11,656)	-	-
Death Benefits (note 4)	(216,654)	(293,996)	-	-	(5,684)	-	-	-
Net policy repayments (loans) (note 5)	163,188	588,634	(486)	(1,573)	3,477	13,495	(7)	2,425
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,278,969)	(1,257,944)	(17,192)	(17,459)	(7,105)	(7,746)	(3,496)	(3,275)
Adjustments to maintain reserves	1,111	492	14	22	18	(13)	(10)	4

Net equity transactions	(1,108,018)	(1,648,420)	(7,058)	(9,347)	3,014	(1,184)	(1,129)	840

Net change in contract owners’ equity	1,948,219	(474,651)	13,467	85	27,382	1,602	2,185	2,682
Contract owners’ equity beginning of period	15,836,614	16,311,265	156,859	156,774	117,644	116,042	17,402	14,720

Contract owners’ equity end of period	$17,784,833	15,836,614	170,326	156,859	145,026	117,644	19,587	17,402

CHANGES IN UNITS:
Beginning units	632,786	691,923	6,011	6,252	3,048	2,916	776	739
Units purchased	72,054	182,041	418	981	446	552	338	215
Units redeemed	(103,412)	(241,178)	(707)	(1,222)	(260)	(420)	(392)	(178)

Ending units	601,428	632,786	5,722	6,011	3,234	3,048	722	776

	ACVI		ACVU1		ACVV		DVSCS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$62	122	(12)	-	1,810	1,791	(8)	96
Realized gain (loss) on investments	874	1,703	9	-	5,958	6,246	500	3,425
Change in unrealized gain (loss) on investments	5,689	(3,467)	580	-	4,982	19,588	1,775	1,413
Reinvested capital gains	-	-	168	-	-	-	1,456	3,010

Net increase (decrease) in contract owners’ equity resulting from operations	6,625	(1,642)	745	-	12,750	27,625	3,723	7,944

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,911	2,388	126	-	10,668	11,188	3,071	2,916
Transfers between funds	877	212	3,898	-	9	4,912	458	(555)
Surrenders (note 6)	-	(11,656)	-	-	(14,671)	(4,390)	-	(702)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	84	9,107	-	-	13,152	988	(1,516)	(4,613)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,600)	(3,808)	(121)	-	(19,953)	(18,814)	(4,712)	(4,210)
Adjustments to maintain reserves	9	(35)	(9)	-	48	(18)	26	(15)

Net equity transactions	(719)	(3,792)	3,894	-	(10,747)	(6,134)	(2,673)	(7,179)

Net change in contract owners’ equity	5,906	(5,434)	4,639	-	2,003	21,491	1,050	765
Contract owners’ equity beginning of period	22,039	27,473	-	-	164,949	143,458	33,712	32,947

Contract owners’ equity end of period	$27,945	22,039	4,639	-	166,952	164,949	34,762	33,712

CHANGES IN UNITS:
Beginning units	1,101	1,306	-	-	5,641	5,880	1,034	1,256
Units purchased	152	170	175	-	632	823	154	163
Units redeemed	(187)	(375)	(5)	-	(926)	(1,062)	(232)	(385)

Ending units	1,066	1,101	170	-	5,347	5,641	956	1,034

	DSIF		DSRG		DCAP		DGI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,134	2,976	542	582	41	63	73	212
Realized gain (loss) on investments	12,391	39,250	2,033	2,320	367	503	65	127
Change in unrealized gain (loss) on investments	18,806	(26,724)	4,634	(3,119)	323	(1,167)	5,143	(733)
Reinvested capital gains	4,577	8,659	6,529	8,487	957	1,096	1,674	3,628

Net increase (decrease) in contract owners’ equity resulting from operations	37,908	24,161	13,738	8,270	1,688	495	6,955	3,234

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	7,434	8,626	6,593	5,469	1,022	1,030	2,276	1,799
Transfers between funds	3,109	(1,599)	(108)	-	-	-	527	(196)
Surrenders (note 6)	(16,372)	(61,852)	(732)	(7)	(736)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,468)	9,655	1,538	1,102	621	-	-	2,249
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(13,311)	(14,352)	(8,457)	(8,107)	(2,419)	(2,189)	(1,710)	(1,608)
Adjustments to maintain reserves	(13)	(12)	(23)	(22)	20	2	33	(21)

Net equity transactions	(20,621)	(59,534)	(1,189)	(1,565)	(1,492)	(1,157)	1,126	2,223

Net change in contract owners’ equity	17,287	(35,373)	12,549	6,705	196	(662)	8,081	5,457
Contract owners’ equity beginning of period	196,864	232,237	94,094	87,389	7,018	7,680	36,010	30,553

Contract owners’ equity end of period	$214,151	196,864	106,643	94,094	7,214	7,018	44,091	36,010

CHANGES IN UNITS:
Beginning units	6,189	8,346	3,762	3,577	271	317	1,545	1,444
Units purchased	280	712	270	762	36	43	334	179
Units redeemed	(1,081)	(2,869)	(317)	(577)	(87)	(89)	(252)	(78)

Ending units	5,388	6,189	3,715	3,762	220	271	1,627	1,545

	FQB		FEIP		FHIP		FAMP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$394	461	2,793	3,818	2,342	1,883	399	249
Realized gain (loss) on investments	(20)	(22)	7,996	(2,017)	4	134	104	443
Change in unrealized gain (loss) on investments	190	47	11,830	21,027	251	3,561	(7)	(1,295)
Reinvested capital gains	-	-	4,861	14,411	-	-	3,656	1,399

Net increase (decrease) in contract owners’ equity resulting from operations	564	486	27,480	37,239	2,597	5,578	4,152	796

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	747	647	9,511	9,089	2,549	2,218	3,128	2,911
Transfers between funds	13,910	(50)	3,896	(539)	10,068	-	-	(90)
Surrenders (note 6)	-	-	(14,566)	(16,442)	(2,435)	(3,260)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(97)	58	61	803	232	317	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,491)	(1,318)	(13,487)	(13,909)	(4,261)	(4,223)	(3,730)	(3,554)
Adjustments to maintain reserves	(1)	12	22	2	-	(23)	(7)	13

Net equity transactions	13,068	(651)	(14,563)	(20,996)	6,153	(4,971)	(609)	(720)

Net change in contract owners’ equity	13,632	(165)	12,917	16,243	8,750	607	3,543	76
Contract owners’ equity beginning of period	15,723	15,888	233,854	217,611	41,618	41,011	31,474	31,398

Contract owners’ equity end of period	$29,355	15,723	246,771	233,854	50,368	41,618	35,017	31,474

CHANGES IN UNITS:
Beginning units	894	933	9,318	10,095	1,236	1,402	957	1,000
Units purchased	798	46	536	508	493	137	590	63
Units redeemed	(92)	(85)	(1,189)	(1,285)	(259)	(303)	(329)	(106)

Ending units	1,600	894	8,665	9,318	1,470	1,236	1,218	957

	FCP		FGOP		FGP		FOP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,042	918	(40)	(33)	(1,567)	(2,060)	588	516
Realized gain (loss) on investments	17,627	17,227	756	829	23,013	12,394	1,867	2,036
Change in unrealized gain (loss) on investments	46,279	(23,795)	796	(787)	69,119	(44,942)	15,040	(5,859)
Reinvested capital gains	25,350	39,085	1,258	168	30,379	35,306	65	105

Net increase (decrease) in contract owners’ equity resulting from operations	91,298	33,435	2,770	177	120,944	698	17,560	(3,202)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	16,168	15,629	271	1,224	25,012	23,290	6,699	5,417
Transfers between funds	3,165	(2,202)	-	(216)	9,302	55	1,825	(179)
Surrenders (note 6)	(33,191)	(104,862)	(742)	(120)	(36,797)	(28,624)	(3,373)	(1,511)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	6,844	31,278	617	(167)	5,451	19,737	65	161
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(30,243)	(30,789)	(1,370)	(1,199)	(33,668)	(32,955)	(6,688)	(6,262)
Adjustments to maintain reserves	21	(3)	24	1	34	68	(26)	22

Net equity transactions	(37,236)	(90,949)	(1,200)	(477)	(30,666)	(18,429)	(1,498)	(2,352)

Net change in contract owners’ equity	54,062	(57,514)	1,570	(300)	90,278	(17,731)	16,062	(5,554)
Contract owners’ equity beginning of period	443,249	500,763	8,648	8,948	366,050	383,781	59,235	64,789

Contract owners’ equity end of period	$497,311	443,249	10,218	8,648	456,328	366,050	75,297	59,235

CHANGES IN UNITS:
Beginning units	12,948	15,942	388	398	13,060	13,487	2,885	2,968
Units purchased	615	563	14	64	1,678	1,529	362	294
Units redeemed	(1,454)	(3,557)	(61)	(74)	(2,382)	(1,956)	(430)	(377)

Ending units	12,109	12,948	341	388	12,356	13,060	2,817	2,885

	FVSS		MSEM		MSVRE		NVAMV1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$104	34	1,132	1,076	672	569	58	99
Realized gain (loss) on investments	964	1,111	51	-	2,591	28,837	3	(256)
Change in unrealized gain (loss) on investments	(1,998)	(57)	820	1,010	(1,437)	(25,505)	179	120
Reinvested capital gains	3,423	-	-	-	-	-	220	515

Net increase (decrease) in contract owners’ equity resulting from operations	2,493	1,088	2,003	2,086	1,826	3,901	460	478

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,463	1,197	532	532	4,901	4,812	1,554	1,360
Transfers between funds	2,635	108	54	(185)	830	(4,791)	-	3,879
Surrenders (note 6)	-	-	-	-	-	(50,027)	-	1
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	47	117	(11)	(12)	(62)	8,085	2	(4)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,366)	(2,646)	(687)	(643)	(7,114)	(7,896)	(1,332)	(1,202)
Adjustments to maintain reserves	(6)	(32)	9	(14)	18	26	(5)	10

Net equity transactions	773	(1,256)	(103)	(322)	(1,427)	(49,791)	219	4,044

Net change in contract owners’ equity	3,266	(168)	1,900	1,764	399	(45,890)	679	4,522
Contract owners’ equity beginning of period	13,280	13,448	22,043	20,279	75,212	121,102	5,749	1,227

Contract owners’ equity end of period	$16,546	13,280	23,943	22,043	75,611	75,212	6,428	5,749

CHANGES IN UNITS:
Beginning units	526	579	781	788	1,505	2,715	216	54
Units purchased	159	68	21	20	110	100	76	286
Units redeemed	(130)	(121)	(25)	(27)	(123)	(1,310)	(68)	(124)

Ending units	555	526	777	781	1,492	1,505	224	216

	GIG		NVNMO1		NVCBD1		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1)	39	4	40	206	66	33,299	59,787
Realized gain (loss) on investments	(310)	(522)	(31)	(370)	-	-	232,623	329,356
Change in unrealized gain (loss) on investments	408	321	3,008	1,330	51	50	1,201,398	367,641
Reinvested capital gains	-	-	316	654	-	5	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	97	(162)	3,297	1,654	257	121	1,467,320	756,784

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	217	846	846	207	208	399,381	435,362
Transfers between funds	(3,188)	(2,342)	-	-	5,287	-	(21,914)	(6,363)
Surrenders (note 6)	1	-	-	-	-	-	(367,412)	(677,321)
Death Benefits (note 4)	-	-	-	-	-	-	(156,378)	(290,815)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	88,454	258,588
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3)	(41)	(2,062)	(1,900)	(202)	(147)	(563,048)	(556,444)
Adjustments to maintain reserves	(2)	(1)	10	(4)	(15)	5	779	460

Net equity transactions	(3,192)	(2,167)	(1,206)	(1,058)	5,277	66	(620,138)	(836,533)

Net change in contract owners’ equity	(3,095)	(2,329)	2,091	596	5,534	187	847,182	(79,749)
Contract owners’ equity beginning of period	3,095	5,424	14,157	13,561	2,849	2,662	7,704,224	7,783,973

Contract owners’ equity end of period	$-	3,095	16,248	14,157	8,383	2,849	8,551,406	7,704,224

CHANGES IN UNITS:
Beginning units	331	579	906	981	213	208	266,318	299,848
Units purchased	-	23	49	60	397	16	26,722	23,486
Units redeemed	(331)	(271)	(118)	(135)	(15)	(11)	(37,984)	(57,016)

Ending units	-	331	837	906	595	213	255,056	266,318

	GBF		GVIDA		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$9,866	9,162	705	661	224	261	1,602	1,772
Realized gain (loss) on investments	(5,377)	(1,786)	2,148	3,662	(653)	48	438	1,286
Change in unrealized gain (loss) on investments	5,134	(5,905)	3,947	(3,330)	754	9	5,570	(1,934)
Reinvested capital gains	-	-	5,646	5,056	1,560	471	8,324	7,706

Net increase (decrease) in contract owners’ equity resulting from operations	9,623	1,471	12,446	6,049	1,885	789	15,934	8,830

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	54,273	54,840	4,292	5,554	113	492	6,649	7,151
Transfers between funds	(8,455)	11,607	1,620	(155)	55,156	-	-	-
Surrenders (note 6)	(13,348)	(72,597)	(11,969)	(5,361)	(1,440)	(109)	-	(15,086)
Death Benefits (note 4)	(19,384)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	8,865	21,488	10,046	(10)	(56,053)	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(62,955)	(69,678)	(5,656)	(6,947)	(2,482)	(2,496)	(7,163)	(7,058)
Adjustments to maintain reserves	(28)	17	11	1	8	(6)	-	13

Net equity transactions	(41,032)	(54,323)	(1,656)	(6,918)	(4,698)	(2,119)	(514)	(14,980)

Net change in contract owners’ equity	(31,409)	(52,852)	10,790	(869)	(2,813)	(1,330)	15,420	(6,150)
Contract owners’ equity beginning of period	675,632	728,484	69,643	70,512	22,507	23,837	130,987	137,137

Contract owners’ equity end of period	$644,223	675,632	80,433	69,643	19,694	22,507	146,407	130,987

CHANGES IN UNITS:
Beginning units	33,374	36,375	3,080	3,400	1,445	1,583	6,584	7,355
Units purchased	4,891	2,876	270	295	3,292	32	317	375
Units redeemed	(5,550)	(5,877)	(332)	(615)	(3,531)	(170)	(342)	(1,146)

Ending units	32,715	33,374	3,018	3,080	1,206	1,445	6,559	6,584

	GVDMA		GVDMC		SAM		NVMIG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,939	1,948	214	188	(311)	(1,051)	19	30
Realized gain (loss) on investments	2,312	26,506	(176)	(177)	-	-	(66)	(716)
Change in unrealized gain (loss) on investments	11,751	(30,155)	565	341	-	-	1,248	303
Reinvested capital gains	12,551	12,862	631	495	-	4	-	108

Net increase (decrease) in contract owners’ equity resulting from operations	28,553	11,161	1,234	847	(311)	(1,047)	1,201	(275)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	12,186	10,831	451	794	13,233	13,922	9,598	593
Transfers between funds	-	(120)	-	(151)	(38,968)	3,404	-	(2,476)
Surrenders (note 6)	-	(59,264)	(1,475)	-	(5,023)	(2,718)	-	-
Death Benefits (note 4)	-	-	-	-	(4,537)	-	-	-
Net policy repayments (loans) (note 5)	38	9,323	4,100	3,100	(1,926)	3,101	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(14,057)	(13,727)	(2,442)	(2,494)	(16,735)	(19,317)	(1,311)	(1,160)
Adjustments to maintain reserves	12	6	4	11	(11)	3	(1)	2

Net equity transactions	(1,821)	(52,951)	638	1,260	(53,967)	(1,605)	8,286	(3,041)

Net change in contract owners’ equity	26,732	(41,790)	1,872	2,107	(54,278)	(2,652)	9,487	(3,316)
Contract owners’ equity beginning of period	180,160	221,950	14,291	12,184	204,206	206,858	4,641	7,957

Contract owners’ equity end of period	$206,892	180,160	16,163	14,291	149,928	204,206	14,128	4,641

CHANGES IN UNITS:
Beginning units	8,360	11,060	772	693	17,535	17,584	497	826
Units purchased	1,094	1,062	339	377	1,213	1,564	830	63
Units redeemed	(1,197)	(3,762)	(311)	(298)	(6,036)	(1,613)	(123)	(392)

Ending units	8,257	8,360	800	772	12,712	17,535	1,204	497

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(64)	27	230	280	(52)	(41)	10	15
Realized gain (loss) on investments	182	126	638	942	25	(8)	(32)	(131)
Change in unrealized gain (loss) on investments	4,050	(1,963)	1,199	(129)	1,238	(257)	213	304
Reinvested capital gains	848	2,021	1,345	2,537	317	596	144	215

Net increase (decrease) in contract owners’ equity resulting from operations	5,016	211	3,412	3,630	1,528	290	335	403

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	580	581	2,767	1,472	1,564	231	995	943
Transfers between funds	3,863	46	-	(1,115)	-	-	-	(32)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	20	39	(1,244)	(3,325)	-	-	-	1
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(917)	(777)	(2,877)	(2,628)	(304)	(184)	(937)	(873)
Adjustments to maintain reserves	4	(1)	(13)	8	6	(1)	11	(2)

Net equity transactions	3,550	(112)	(1,367)	(5,588)	1,266	46	69	37

Net change in contract owners’ equity	8,566	99	2,045	(1,958)	2,794	336	404	440
Contract owners’ equity beginning of period	14,102	14,003	25,833	27,791	5,461	5,125	2,596	2,156

Contract owners’ equity end of period	$22,668	14,102	27,878	25,833	8,255	5,461	3,000	2,596

CHANGES IN UNITS:
Beginning units	883	889	1,369	1,702	342	339	128	124
Units purchased	273	51	190	154	82	15	62	69
Units redeemed	(57)	(57)	(259)	(487)	(16)	(12)	(59)	(65)

Ending units	1,099	883	1,300	1,369	408	342	131	128

	SCVF		SCF		NVOLG1		NVRE1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(55)	147	(700)	(308)	(3,871)	9,050	43	40
Realized gain (loss) on investments	5,535	9,757	18,462	3,874	(22,074)	(15,383)	(73)	(2,010)
Change in unrealized gain (loss) on investments	2,042	15,548	(12,553)	2,922	709,925	(551,852)	175	1,762
Reinvested capital gains	10,369	19,634	6,262	18,130	79,257	655,451	38	256

Net increase (decrease) in contract owners’ equity resulting from operations	17,891	45,086	11,471	24,618	763,237	97,266	183	48

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,604	4,332	6,410	8,075	179,037	145,556	-	213
Transfers between funds	86	(3,820)	(27,117)	(37)	(29)	2,925,911	(1,127)	(3,745)
Surrenders (note 6)	(998)	(38,875)	(16,496)	(2,588)	(62,558)	(95,470)	-	-
Death Benefits (note 4)	-	-	-	-	(24,261)	(1,534)	-	-
Net policy repayments (loans) (note 5)	(58)	8,777	779	(1,755)	26,934	37,383	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(18,191)	(18,657)	(11,485)	(11,831)	(260,955)	(178,268)	(32)	(52)
Adjustments to maintain reserves	(18)	17	(6)	3	49	60	9	(3)

Net equity transactions	(14,575)	(48,226)	(47,915)	(8,133)	(141,783)	2,833,638	(1,150)	(3,587)

Net change in contract owners’ equity	3,316	(3,140)	(36,444)	16,485	621,454	2,930,904	(967)	(3,539)
Contract owners’ equity beginning of period	223,509	226,649	132,784	116,299	2,936,294	5,390	3,419	6,958

Contract owners’ equity end of period	$226,825	223,509	96,340	132,784	3,557,748	2,936,294	2,452	3,419

CHANGES IN UNITS:
Beginning units	7,019	8,664	3,602	3,820	115,317	217	229	490
Units purchased	372	379	170	256	13,590	125,923	153	15
Units redeemed	(759)	(2,024)	(1,643)	(474)	(18,648)	(10,823)	(231)	(276)

Ending units	6,632	7,019	2,129	3,602	110,259	115,317	151	229

	AMTB		AMGP		AMCG		AMTP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$72	154	(39)	5	(4,194)	(3,799)	25	85
Realized gain (loss) on investments	(112)	(570)	47	(1,801)	5,271	(5,603)	1,976	1,365
Change in unrealized gain (loss) on investments	94	460	2,217	(1,134)	141,853	5,094	1,503	3,381
Reinvested capital gains	-	-	2,865	4,608	13,878	29,701	1,022	2,712

Net increase (decrease) in contract owners’ equity resulting from operations	54	44	5,090	1,678	156,808	25,393	4,526	7,543

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	302	556	1,024	1,016	43,042	50,855	2,277	2,190
Transfers between funds	(11,566)	11,666	-	(21)	(39,015)	28,621	(2,926)	3,184
Surrenders (note 6)	-	-	-	(4,760)	(21,157)	(116,437)	-	-
Death Benefits (note 4)	-	-	-	-	-	(1,647)	-	-
Net policy repayments (loans) (note 5)	(92)	-	14	(1)	18,617	49,105	410	(1,252)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,757)	(1,738)	(977)	(997)	(61,229)	(61,815)	(3,603)	(3,244)
Adjustments to maintain reserves	(20)	3	(23)	11	13	10	4	(33)

Net equity transactions	(13,133)	10,487	38	(4,752)	(59,729)	(51,308)	(3,838)	845

Net change in contract owners’ equity	(13,079)	10,531	5,128	(3,074)	97,079	(25,915)	688	8,388
Contract owners’ equity beginning of period	25,383	14,852	20,460	23,534	666,830	692,745	37,794	29,406

Contract owners’ equity end of period	$12,304	25,383	25,588	20,460	763,909	666,830	38,482	37,794

CHANGES IN UNITS:
Beginning units	1,617	734	885	1,106	66,964	72,205	1,494	1,550
Units purchased	15	973	58	67	5,618	10,227	111	161
Units redeemed	(1,027)	(90)	(55)	(288)	(10,999)	(15,468)	(199)	(217)

Ending units	605	1,617	888	885	61,583	66,964	1,406	1,494

	OVMS		OVGR		OVB		OVGS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$122	150	(370)	(238)	238	431	523	589
Realized gain (loss) on investments	565	117	1,036	11,834	(16)	(161)	9,774	20,280
Change in unrealized gain (loss) on investments	5	105	11,496	(26,023)	457	76	30,434	(31,008)
Reinvested capital gains	-	-	7,982	10,896	-	-	-	9,018

Net increase (decrease) in contract owners’ equity resulting from operations	692	372	20,144	(3,531)	679	346	40,731	(1,121)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	172	144	7,076	7,160	971	977	6,622	8,218
Transfers between funds	1,054	-	21	294	13,481	(78)	459	(357)
Surrenders (note 6)	(14,319)	-	(735)	(69,701)	-	-	(21,571)	(51,491)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	13,059	179	1,172	37,298	(48)	417	5,740	17,820
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(396)	(468)	(7,627)	(10,885)	(1,064)	(983)	(12,529)	(12,943)
Adjustments to maintain reserves	23	(30)	(4)	(9)	13	-	76	(31)

Net equity transactions	(407)	(175)	(97)	(35,843)	13,353	333	(21,203)	(38,784)

Net change in contract owners’ equity	285	197	20,047	(39,374)	14,032	679	19,528	(39,905)
Contract owners’ equity beginning of period	8,304	8,107	77,736	117,110	14,349	13,670	120,210	160,115

Contract owners’ equity end of period	$8,589	8,304	97,783	77,736	28,381	14,349	139,738	120,210

CHANGES IN UNITS:
Beginning units	472	481	3,424	4,957	917	894	3,848	5,105
Units purchased	79	54	333	777	1,083	89	222	279
Units redeemed	(139)	(63)	(338)	(2,310)	(70)	(66)	(830)	(1,536)

Ending units	412	472	3,419	3,424	1,930	917	3,240	3,848

	VWBF		VWEM		VWHA		SVDF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$535	(205)	(110)	(56)	(211)	(61)	(409)	(353)
Realized gain (loss) on investments	(1,058)	(1,246)	662	(6,062)	(2,584)	(3,722)	2,100	3,638
Change in unrealized gain (loss) on investments	4,954	3,305	28,677	4,711	1,759	16,815	12,618	(3,763)
Reinvested capital gains	-	-	-	302	-	-	4,021	4,869

Net increase (decrease) in contract owners’ equity resulting from operations	4,431	1,854	29,229	(1,105)	(1,036)	13,032	18,330	4,391

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	994	994	4,327	4,476	4,375	5,014	2,986	3,519
Transfers between funds	14,560	(71)	878	(147)	-	-	(70)	60
Surrenders (note 6)	(3,168)	(651)	-	(12,415)	-	(11,656)	-	(24,874)
Death Benefits (note 4)	-	-	-	-	-	-	(6,410)	-
Net policy repayments (loans) (note 5)	182	(114)	348	(268)	220	11,379	1,939	21,895
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,087)	(1,151)	(5,810)	(5,163)	(4,325)	(4,681)	(4,906)	(5,775)
Adjustments to maintain reserves	(9)	12	12	(5)	(22)	9	61	(31)

Net equity transactions	11,472	(981)	(245)	(13,522)	248	65	(6,400)	(5,206)

Net change in contract owners’ equity	15,903	873	28,984	(14,627)	(788)	13,097	11,930	(815)
Contract owners’ equity beginning of period	33,039	32,166	58,493	73,120	42,698	29,601	65,862	66,677

Contract owners’ equity end of period	$48,942	33,039	87,477	58,493	41,910	42,698	77,792	65,862

CHANGES IN UNITS:
Beginning units	1,638	1,688	1,904	2,331	1,300	1,266	1,606	1,747
Units purchased	798	63	175	199	171	310	133	131
Units redeemed	(171)	(113)	(177)	(626)	(167)	(276)	(195)	(272)

Ending units	2,265	1,638	1,902	1,904	1,304	1,300	1,544	1,606

	SVOF		AMBP		CAF
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$192	1,920	-	-	-	(1,877)
Realized gain (loss) on investments	4,669	5,197	-	-	-	927,251
Change in unrealized gain (loss) on investments	8,959	(6,074)	-	-	-	(1,192,587)
Reinvested capital gains	11,644	13,230	-	-	-	253,132

Net increase (decrease) in contract owners’ equity resulting from operations	25,464	14,273	-	-	-	(14,081)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	7,070	6,840	-	-	-	59,194
Transfers between funds	-	(70)	-	(28,418)	-	(2,933,839)
Surrenders (note 6)	(17,314)	(18,630)	-	-	-	(71,687)
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	13,128	11,793	-	-	-	10,465
Deductions for surrender charges (note 2)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(10,332)	(10,594)	-	28,418	-	(83,082)
Adjustments to maintain reserves	(18)	1	-	-	-	23

Net equity transactions	(7,466)	(10,660)	-	-	-	(3,018,926)

Net change in contract owners’ equity	17,998	3,613	-	-	-	(3,033,007)
Contract owners’ equity beginning of period	132,340	128,727	-	-	-	3,033,007

Contract owners’ equity end of period	$150,338	132,340	-	-	-	-

CHANGES IN UNITS:
Beginning units	4,321	4,334	-	-	-	114,394
Units purchased	265	545	-	-	-	2,797
Units redeemed	(515)	(558)	-	-	-	(117,191)

Ending units	4,071	4,321	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable life insurance benefits intended to provide life insurance protection for the beneficiary named by the policyholders. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

DREYFUS CORPORATION

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Value Strategies Portfolio - Service Class (FVSS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT International Equity Fund - Class I (GIG)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.50% - .80% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	1.5% - 3.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	2.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a redemption of units	$5 - $25 per policy, per month
Increase Charge	$2.54 per $1,000 of specified amount increase
Surrender Charge - assessed through a redemption of units	$0.00 - $26.58 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a redemption of units	6% of an outstanding policy loan
Partial Surrender Fees - assessed through a redemption of units	$0.00 - $25.00 per request

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $54,603 and $60,700, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the policy is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The policy is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $534,999 and $958,475, respectively, and total transfers from the Separate Account to the fixed account were $363,891 and $491,145, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$17,780,804	$-	$-	$17,780,804

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VP Balanced Fund - Class I (ACVB)	$15,263	$14,535
VP Capital Appreciation Fund - Class I (ACVCA)	29,332	10,554
VP Income & Growth Fund - Class I (ACVIG)	1,868	2,266
VP International Fund - Class I (ACVI)	2,087	2,753
VP Ultra(R) Fund - Class I (ACVU1)	4,204	146
VP Value Fund - Class I (ACVV)	4,554	13,540
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,546	5,796
Stock Index Fund, Inc. - Initial Shares (DSIF)	13,733	27,619
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	12,210	6,306
Appreciation Portfolio - Initial Shares (DCAP)	1,052	1,566
Growth and Income Portfolio - Initial Shares (DGI)	3,264	422
Quality Bond Fund II - Primary Shares (FQB)	14,800	1,337
Equity-Income Portfolio - Initial Class (FEIP)	17,808	24,733
High Income Portfolio - Initial Class (FHIP)	14,024	5,530
VIP Asset Manager Portfolio - Initial Class (FAMP)	4,316	863
VIP Contrafund(R) Portfolio - Initial Class (FCP)	40,148	49,996
VIP Growth Opportunities Portfolio - Initial Class (FGOP)	2,459	2,466
VIP Growth Portfolio - Initial Class (FGP)	50,643	52,520
VIP Overseas Portfolio - Initial Class (FOP)	7,420	8,240
VIP Value Strategies Portfolio - Service Class (FVSS)	6,837	2,531
Emerging Markets Debt Portfolio - Class I (MSEM)	1,751	732
U.S. Real Estate Portfolio - Class I (MSVRE)	5,535	6,307
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	667	166
NVIT International Equity Fund - Class I (GIG)	-	3,192
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,168	2,063
NVIT Core Bond Fund - Class I (NVCBD1)	5,642	144
NVIT Nationwide Fund - Class I (TRF)	132,043	719,351
NVIT Government Bond Fund - Class I (GBF)	36,580	67,704
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	10,543	5,857
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	57,226	60,148
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	13,639	4,228
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	19,383	6,726
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	5,194	3,714
NVIT Money Market Fund - Class I (SAM)	34,145	88,423
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	9,092	787
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	5,108	777
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	3,622	3,401
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,844	320
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	380	168
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	12,585	16,828
NVIT Multi-Manager Small Company Fund - Class I (SCF)	8,046	50,393
NVIT Large Cap Growth Fund - Class I (NVOLG1)	133,103	199,445
NVIT Real Estate Fund - Class I (NVRE1)	2,436	3,513
Short Duration Bond Portfolio - I Class Shares (AMTB)	375	13,417
Guardian Portfolio - I Class Shares (AMGP)	3,118	230
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	39,515	89,555
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	3,754	6,549
Capital Income Fund/VA - Non-Service Shares (OVMS)	1,441	1,748
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	11,784	4,266
Core Bond Fund/VA - Non-Service Shares (OVB)	14,274	696
Global Securities Fund/VA - Non-Service Shares (OVGS)	4,928	25,680
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	16,338	4,322
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	3,787	4,154
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	3,711	3,651
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	7,328	10,176
Advantage VT Opportunity Fund - Class 2 (SVOF)	16,568	12,182

	$877,221	$1,654,732

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	0.50%	to	0.80%	5,722	$24.82	to	$45.49	$170,326	1.54%	13.34%	to	13.00%
2016	0.50%	to	0.80%	6,011	21.89	to	40.26	156,859	1.59%	6.46%	to	6.14%
2015	0.50%	to	0.80%	6,252	20.57	to	37.93	156,774	1.70%	-3.06%	to	-3.35%
2014	0.50%	to	0.80%	7,290	21.22	to	39.24	193,146	1.52%	9.31%	to	8.98%
2013	0.50%	to	0.80%	9,031	19.41	to	36.01	215,888	1.58%	16.84%	to	16.49%
VP Capital Appreciation Fund - Class I (ACVCA)
2017	0.50%	to	0.80%	3,234	36.49	to	64.27	145,026	0.00%	21.19%	to	20.82%
2016	0.50%	to	0.80%	3,048	30.11	to	53.19	117,644	0.00%	2.72%	to	2.41%
2015	0.50%	to	0.80%	2,916	29.31	to	51.94	116,042	0.00%	1.42%	to	1.12%
2014	0.50%	to	0.80%	3,154	28.90	to	51.36	122,242	0.00%	7.60%	to	7.28%
2013	0.50%	to	0.80%	3,434	26.86	to	47.88	127,652	0.00%	30.27%	to	29.88%
VP Income & Growth Fund - Class I (ACVIG)
2017	0.50%	to	0.80%	722	27.80	to	26.78	19,587	2.37%	19.89%	to	19.53%
2016	0.50%	to	0.80%	776	23.19	to	22.40	17,402	2.36%	12.92%	to	12.58%
2015	0.50%	to	0.80%	739	20.53	to	19.90	14,720	2.03%	-6.09%	to	-6.37%
2014	0.50%	to	0.80%	1,094	21.87	to	21.25	23,445	2.04%	11.94%	to	11.61%
2013	0.50%	to	0.80%	1,152	19.53	to	19.04	21,949	2.17%	35.14%	to	34.74%
VP International Fund - Class I (ACVI)
2017	0.50%	to	0.80%	1,066	22.70	to	33.57	27,945	0.87%	30.55%	to	30.16%
2016	0.50%	to	0.80%	1,101	17.38	to	25.79	22,039	1.11%	-5.97%	to	-6.25%
2015	0.50%	to	0.80%	1,306	18.49	to	27.51	27,473	0.38%	0.26%	to	-0.04%
2014	0.50%	to	0.80%	1,456	18.44	to	27.52	31,408	1.76%	-5.98%	to	-6.26%
2013	0.50%	to	0.80%	1,816	19.61	to	29.36	41,026	1.73%	21.80%	to	21.44%
VP Ultra(R) Fund - Class I (ACVU1)
2017			0.80%	170			27.29	4,639	0.34%			31.18%
2014			0.80%	21			19.04	400	0.46%			9.12%
2013			0.80%	59			17.45	1,030	0.60%			35.98%
VP Value Fund - Class I (ACVV)
2017	0.50%	to	0.80%	5,347	29.57	to	49.30	166,952	1.65%	8.21%	to	7.88%
2016	0.50%	to	0.80%	5,641	27.33	to	45.70	164,949	1.74%	19.88%	to	19.52%
2015	0.50%	to	0.80%	5,880	22.80	to	38.23	143,458	2.13%	-4.36%	to	-4.65%
2014	0.50%	to	0.80%	6,251	23.84	to	40.10	158,970	1.54%	12.52%	to	12.18%
2013	0.50%	to	0.80%	6,860	21.19	to	35.74	157,269	1.63%	31.07%	to	30.68%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2017	0.50%	to	0.80%	956	37.56	to	35.80	34,762	0.66%	11.84%	to	11.51%
2016	0.50%	to	0.80%	1,034	33.58	to	32.10	33,712	0.97%	25.10%	to	24.73%
2015	0.50%	to	0.80%	1,256	26.84	to	25.74	32,947	0.77%	-2.82%	to	-3.11%
2014	0.50%	to	0.80%	984	27.62	to	26.56	26,738	0.58%	4.60%	to	4.28%
2013	0.50%	to	0.80%	1,037	26.41	to	25.47	26,571	1.13%	40.01%	to	39.59%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	0.50%	to	0.80%	5,388	29.63	to	71.92	214,151	1.70%	20.93%	to	20.57%
2016	0.50%	to	0.80%	6,189	24.50	to	59.65	196,864	1.97%	11.15%	to	10.82%
2015	0.50%	to	0.80%	8,346	22.04	to	53.83	232,237	1.84%	0.60%	to	0.30%
2014	0.50%	to	0.80%	8,600	21.91	to	53.66	234,622	1.72%	12.86%	to	12.52%
2013	0.50%	to	0.80%	9,756	19.41	to	47.69	255,426	1.83%	31.37%	to	30.98%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	0.50%	to	0.80%	3,715	24.06	to	54.03	106,643	1.12%	14.76%	to	14.42%
2016	0.50%	to	0.80%	3,762	20.96	to	47.22	94,094	1.27%	9.82%	to	9.50%
2015	0.50%	to	0.80%	3,577	19.09	to	43.13	87,389	1.03%	-3.68%	to	-3.97%
2014	0.50%	to	0.80%	3,776	19.82	to	44.91	94,223	1.13%	12.89%	to	12.55%
2013	0.50%	to	0.80%	4,504	17.55	to	39.90	100,898	1.19%	33.67%	to	33.27%
Appreciation Portfolio - Initial Shares (DCAP)
2017	0.50%	to	0.80%	220	26.63	to	33.05	7,214	1.33%	26.70%	to	26.32%
2016	0.50%	to	0.80%	271	21.02	to	26.16	7,018	1.63%	7.37%	to	7.05%
2015	0.50%	to	0.80%	317	19.57	to	24.44	7,680	1.70%	-2.95%	to	-3.25%
2014	0.50%	to	0.80%	354	20.17	to	25.26	8,867	1.82%	7.55%	to	7.23%
2013	0.50%	to	0.80%	412	18.75	to	23.56	9,634	1.95%	20.50%	to	20.14%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth and Income Portfolio - Initial Shares (DGI)
2017	0.50%	to	0.80%	1,627	$26.47	to	$31.88	$44,091	0.75%	19.11%	to	18.76%
2016	0.50%	to	0.80%	1,545	22.22	to	26.84	36,010	1.22%	9.48%	to	9.16%
2015	0.50%	to	0.80%	1,444	20.30	to	24.59	30,553	0.87%	1.08%	to	0.77%
2014	0.50%	to	0.80%	1,403	20.08	to	24.40	29,360	0.79%	9.53%	to	9.20%
2013	0.50%	to	0.80%	1,382	18.33	to	22.35	26,485	0.92%	36.10%	to	35.69%
Quality Bond Fund II - Primary Shares (FQB)
2017	0.50%	to	0.80%	1,600	18.52	to	17.62	29,355	2.35%	3.52%	to	3.21%
2016	0.50%	to	0.80%	894	17.89	to	17.07	15,723	3.53%	3.31%	to	3.00%
2015	0.50%	to	0.80%	933	17.32	to	16.57	15,888	3.96%	-0.74%	to	-1.04%
2014	0.50%	to	0.80%	1,066	17.45	to	16.75	18,255	3.91%	3.28%	to	2.97%
2013	0.50%	to	0.80%	1,328	16.90	to	16.27	22,119	4.28%	0.53%	to	0.23%
Equity-Income Portfolio - Initial Class (FEIP)
2017	0.50%	to	0.80%	8,665	25.49	to	94.46	246,771	1.74%	12.33%	to	12.00%
2016	0.50%	to	0.80%	9,318	22.70	to	84.34	233,854	2.23%	17.43%	to	17.08%
2015	0.50%	to	0.80%	10,095	19.33	to	72.04	217,611	3.22%	-4.44%	to	-4.73%
2014	0.50%	to	0.80%	9,781	20.23	to	75.62	233,717	2.83%	8.18%	to	7.85%
2013	0.50%	to	0.80%	10,527	18.70	to	70.11	234,661	2.52%	27.51%	to	27.13%
High Income Portfolio - Initial Class (FHIP)
2017	0.50%	to	0.80%	1,470	28.83	to	52.04	50,368	5.76%	6.40%	to	6.08%
2016	0.50%	to	0.80%	1,236	27.10	to	49.06	41,618	5.04%	14.04%	to	13.70%
2015	0.50%	to	0.80%	1,402	23.76	to	43.15	41,011	6.46%	-4.11%	to	-4.39%
2014	0.50%	to	0.80%	1,432	24.78	to	45.13	45,193	5.72%	0.65%	to	0.35%
2013	0.50%	to	0.80%	1,309	24.62	to	44.97	37,723	5.83%	5.42%	to	5.10%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2017	0.50%	to	0.80%	1,218	23.01	to	53.14	35,017	1.89%	13.54%	to	13.20%
2016	0.50%	to	0.80%	957	20.27	to	46.94	31,474	1.50%	2.56%	to	2.25%
2015	0.50%	to	0.80%	1,000	19.76	to	45.91	31,398	1.57%	-0.36%	to	-0.66%
2014	0.50%	to	0.80%	1,056	19.83	to	46.21	32,973	1.51%	5.31%	to	4.99%
2013	0.50%	to	0.80%	1,107	18.83	to	44.02	32,509	1.57%	15.13%	to	14.78%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2017	0.50%	to	0.80%	12,109	36.82	to	77.45	497,311	0.99%	21.27%	to	20.91%
2016	0.50%	to	0.80%	12,948	30.36	to	64.06	443,249	0.75%	7.47%	to	7.15%
2015	0.50%	to	0.80%	15,942	28.25	to	59.78	500,763	1.02%	0.17%	to	-0.13%
2014	0.50%	to	0.80%	17,212	28.20	to	59.86	538,557	0.94%	11.39%	to	11.05%
2013	0.50%	to	0.80%	18,449	25.32	to	53.90	525,477	1.02%	30.63%	to	30.24%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2017	0.50%	to	0.80%	341	32.31	to	29.03	10,218	0.30%	33.84%	to	33.44%
2016	0.50%	to	0.80%	388	24.14	to	21.76	8,648	0.32%	-0.16%	to	-0.46%
2015	0.50%	to	0.80%	398	24.18	to	21.86	8,948	0.18%	5.08%	to	4.77%
2014	0.50%	to	0.80%	413	23.01	to	20.86	8,844	0.19%	11.64%	to	11.31%
2013	0.50%	to	0.80%	802	20.61	to	18.74	15,882	0.31%	37.21%	to	36.80%
VIP Growth Portfolio - Initial Class (FGP)
2017	0.50%	to	0.80%	12,356	29.04	to	104.74	456,328	0.22%	34.46%	to	34.06%
2016	0.50%	to	0.80%	13,060	21.60	to	78.13	366,050	0.04%	0.30%	to	0.00%
2015	0.50%	to	0.80%	13,487	21.53	to	78.13	383,781	0.26%	6.64%	to	6.32%
2014	0.50%	to	0.80%	13,520	20.19	to	73.49	368,962	0.18%	10.74%	to	10.41%
2013	0.50%	to	0.80%	14,465	18.23	to	66.56	365,112	0.30%	35.66%	to	35.25%
VIP Overseas Portfolio - Initial Class (FOP)
2017	0.50%	to	0.80%	2,817	23.42	to	39.24	75,297	1.44%	29.64%	to	29.25%
2016	0.50%	to	0.80%	2,885	18.07	to	30.36	59,235	1.41%	-5.53%	to	-5.82%
2015	0.50%	to	0.80%	2,968	19.13	to	32.24	64,789	1.38%	3.11%	to	2.80%
2014	0.50%	to	0.80%	2,930	18.55	to	31.36	62,483	1.31%	-8.54%	to	-8.81%
2013	0.50%	to	0.80%	3,057	20.28	to	34.39	71,914	1.30%	29.79%	to	29.40%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Value Strategies Portfolio - Service Class (FVSS)
2017	0.50%	to	0.80%	555	$30.67	to	$29.73	$16,546	1.45%	18.62%	to	18.26%
2016	0.50%	to	0.80%	526	25.86	to	25.14	13,280	1.02%	8.93%	to	8.61%
2015	0.50%	to	0.80%	579	23.73	to	23.14	13,448	0.89%	-3.54%	to	-3.83%
2014	0.50%	to	0.80%	735	24.61	to	24.06	17,730	0.90%	6.16%	to	5.84%
2013	0.50%	to	0.80%	821	23.18	to	22.74	18,701	0.81%	29.79%	to	29.41%
Emerging Markets Debt Portfolio - Class I (MSEM)
2017	0.50%	to	0.80%	777	30.57	to	33.52	23,943	5.40%	9.16%	to	8.84%
2016	0.50%	to	0.80%	781	28.00	to	30.79	22,043	5.47%	10.00%	to	9.68%
2015	0.50%	to	0.80%	788	25.46	to	28.08	20,279	5.40%	-1.61%	to	-1.90%
2014	0.50%	to	0.80%	832	25.87	to	28.62	21,897	5.42%	2.41%	to	2.11%
2013	0.50%	to	0.80%	836	25.26	to	28.03	21,520	4.09%	-9.20%	to	-9.48%
U.S. Real Estate Portfolio - Class I (MSVRE)
2017	0.50%	to	0.80%	1,492	40.83	to	87.63	75,611	1.52%	2.60%	to	2.29%
2016	0.50%	to	0.80%	1,505	39.80	to	85.66	75,212	1.28%	6.28%	to	5.96%
2015	0.50%	to	0.80%	2,715	37.44	to	80.84	121,102	1.50%	1.66%	to	1.36%
2014	0.50%	to	0.80%	2,074	36.83	to	79.76	96,522	1.43%	29.07%	to	28.69%
2013	0.50%	to	0.80%	2,105	28.53	to	61.98	79,765	0.94%	1.54%	to	1.24%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2017			0.80%	224			28.70	6,428	1.77%			7.81%
2016			0.80%	216			26.62	5,749	3.95%			19.48%
2015	0.50%	to	0.80%	54	22.73	to	22.28	1,227	2.36%	-4.75%	to	-5.04%
2014	0.50%	to	0.80%	59	23.86	to	23.46	1,406	2.16%	12.55%	to	12.22%
2013			0.50%	54			21.20	1,145	1.79%			31.24%
NVIT International Equity Fund - Class I (GIG)
2016			0.80%	331			9.35	3,095	1.94%			0.07%
2015	0.50%	to	0.80%	579	9.39	to	9.34	5,424	0.62%	-3.54%	to	-3.83%
2014	0.50%	to	0.80%	298	9.74	to	9.72	2,901	1.73%	-2.63%	to	-2.83%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017			0.50%	837			19.41	16,248	0.53%			24.23%
2016			0.50%	906			15.63	14,157	0.80%			13.04%
2015			0.50%	981			13.82	13,561	0.77%			-1.57%
2014			0.50%	1,043			14.04	14,649	0.91%			6.07%
2013			0.50%	1,091			13.24	14,446	0.89%			43.10%
NVIT Core Bond Fund - Class I (NVCBD1)
2017	0.50%	to	0.80%	595	14.26	to	13.85	8,383	3.52%	3.88%	to	3.57%
2016			0.80%	213			13.38	2,849	3.13%			4.51%
2015			0.80%	208			12.80	2,662	3.05%			-1.51%
2014			0.80%	202			13.00	2,625	2.82%			4.22%
2013			0.80%	196			12.47	2,444	3.94%			-2.69%
NVIT Nationwide Fund - Class I (TRF)
2017	0.50%	to	0.80%	255,056	26.21	to	76.61	8,551,406	1.01%	19.92%	to	19.57%
2016	0.50%	to	0.80%	266,318	21.86	to	64.07	7,704,224	1.41%	10.83%	to	10.50%
2015	0.50%	to	0.80%	299,848	19.72	to	57.98	7,783,973	1.21%	0.43%	to	0.13%
2014	0.50%	to	0.80%	312,194	19.63	to	57.91	8,252,330	1.16%	11.59%	to	11.25%
2013	0.50%	to	0.80%	319,314	17.59	to	52.05	8,021,907	1.33%	30.45%	to	30.06%
NVIT Government Bond Fund - Class I (GBF)
2017	0.50%	to	0.80%	32,715	16.06	to	32.32	644,223	2.11%	1.58%	to	1.27%
2016	0.50%	to	0.80%	33,374	15.81	to	31.91	675,632	1.91%	0.24%	to	-0.06%
2015	0.50%	to	0.80%	36,375	15.78	to	31.93	728,484	1.67%	-0.61%	to	-0.90%
2014	0.50%	to	0.80%	42,453	15.87	to	32.22	840,811	1.97%	4.05%	to	3.74%
2013	0.50%	to	0.80%	45,895	15.26	to	31.06	883,152	1.95%	-4.53%	to	-4.82%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.50%	to	0.80%	3,018	27.19	to	25.92	80,433	1.55%	17.84%	to	17.49%
2016	0.50%	to	0.80%	3,080	23.07	to	22.06	69,643	1.59%	8.92%	to	8.60%
2015	0.50%	to	0.80%	3,400	21.18	to	20.31	70,512	1.41%	-1.49%	to	-1.79%
2014	0.50%	to	0.80%	3,400	21.50	to	20.68	71,647	1.54%	4.46%	to	4.15%
2013	0.50%	to	1.30%	4,035	20.58	to	18.71	80,639	1.90%	26.61%	to	25.60%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017			0.80%	1,206			$16.33	$19,694	1.26%			4.84%
2016			0.80%	1,445			15.58	22,507	1.92%			3.44%
2015			0.80%	1,583			15.06	23,837	1.68%			-0.53%
2014			0.80%	1,709			15.14	25,873	1.90%			3.06%
2013			0.80%	1,528			14.69	22,445	1.21%			4.00%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.50%	to	0.80%	6,559	22.88	to	21.81	146,407	1.81%	12.36%	to	12.03%
2016	0.50%	to	0.80%	6,584	20.36	to	19.47	130,987	1.95%	6.61%	to	6.29%
2015	0.50%	to	0.80%	7,355	19.10	to	18.31	137,137	1.70%	-0.83%	to	-1.13%
2014	0.50%	to	0.80%	6,544	19.26	to	18.52	123,477	1.67%	4.66%	to	4.34%
2013	0.50%	to	0.80%	6,993	18.40	to	17.75	126,112	1.06%	16.05%	to	15.70%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.50%	to	0.80%	8,257	25.66	to	24.46	206,892	1.66%	16.10%	to	15.75%
2016	0.50%	to	0.80%	8,360	22.10	to	21.13	180,160	1.72%	7.94%	to	7.62%
2015	0.50%	to	0.80%	11,060	20.47	to	19.63	221,950	1.32%	-1.22%	to	-1.52%
2014	0.50%	to	0.80%	14,075	20.73	to	19.94	285,963	1.64%	4.43%	to	4.12%
2013	0.50%	to	0.80%	15,420	19.85	to	19.15	299,628	1.75%	21.77%	to	21.40%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.50%	to	0.80%	800	20.24	to	19.29	16,163	1.94%	8.67%	to	8.34%
2016	0.50%	to	0.80%	772	18.62	to	17.81	14,291	1.81%	5.18%	to	4.86%
2015	0.50%	to	0.80%	693	17.71	to	16.98	12,184	1.62%	-0.53%	to	-0.83%
2014	0.50%	to	0.80%	768	17.80	to	17.12	13,593	0.67%	4.22%	to	3.90%
2013			0.50%	4,539			17.08	77,525	1.87%			9.94%
NVIT Money Market Fund - Class I (SAM)
2017	0.50%	to	0.80%	12,712	10.90	to	15.59	149,928	0.40%	-0.08%	to	-0.38%
2016	0.50%	to	0.80%	17,535	10.91	to	15.65	204,206	0.01%	-0.49%	to	-0.79%
2015	0.50%	to	0.80%	17,584	10.96	to	15.78	206,858	0.00%	-0.50%	to	-0.80%
2014	0.50%	to	0.80%	18,792	11.02	to	15.90	222,477	0.00%	-0.50%	to	-0.80%
2013	0.50%	to	0.80%	21,021	11.07	to	16.03	252,178	0.00%	-0.50%	to	-0.80%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2017	0.50%	to	0.80%	1,204	11.78	to	11.65	14,128	1.07%	25.15%	to	24.77%
2016			0.80%	497			9.34	4,641	1.32%			-2.90%
2015	0.50%	to	0.80%	826	9.67	to	9.62	7,957	0.71%	-0.99%	to	-1.28%
2014	0.50%	to	0.80%	876	9.76	to	9.74	8,539	1.07%	-2.38%	to	-2.58%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	0.50%	to	0.80%	1,099	21.03	to	20.43	22,668	0.37%	29.56%	to	29.17%
2016	0.50%	to	0.80%	883	16.23	to	15.82	14,102	0.86%	1.68%	to	1.38%
2015	0.50%	to	0.80%	889	15.97	to	15.60	14,003	0.47%	2.92%	to	2.61%
2014			0.80%	914			15.21	13,898	0.45%			9.56%
2013			0.80%	1,221			13.88	16,947	0.81%			33.67%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2017	0.50%	to	0.80%	1,300	21.69	to	21.20	27,878	1.52%	13.97%	to	13.63%
2016	0.50%	to	0.80%	1,369	19.03	to	18.66	25,833	1.72%	15.77%	to	15.43%
2015	0.50%	to	0.80%	1,702	16.44	to	16.16	27,791	1.27%	-3.63%	to	-3.92%
2014	0.50%	to	0.80%	1,763	17.06	to	16.82	29,837	1.01%	9.97%	to	9.64%
2013	0.50%	to	0.80%	2,408	15.51	to	15.34	37,013	1.53%	34.76%	to	34.36%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017			0.80%	408			20.23	8,255	0.00%			26.72%
2016			0.80%	342			15.97	5,461	0.00%			5.62%
2015			0.80%	339			15.12	5,125	0.00%			-0.98%
2014			0.80%	336			15.27	5,130	0.00%			3.21%
2013			0.80%	331			14.79	4,896	0.00%			37.84%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017			0.80%	131			22.90	3,000	1.17%			12.93%
2016			0.80%	128			20.28	2,596	1.38%			16.66%
2015			0.80%	124			17.38	2,156	1.19%			-3.66%
2014			0.80%	127			18.04	2,292	1.46%			16.09%
2013			0.80%	119			15.54	1,850	1.48%			34.60%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.50%	to	0.80%	6,632	$33.00	to	$48.62	$226,825	0.51%	8.52%	to	8.20%
2016	0.50%	to	0.80%	7,019	30.41	to	44.93	223,509	0.61%	25.31%	to	24.93%
2015	0.50%	to	0.80%	8,664	24.27	to	35.97	226,649	0.69%	-6.49%	to	-6.77%
2014	0.50%	to	0.80%	9,082	25.95	to	38.58	254,592	0.52%	6.49%	to	6.17%
2013	0.50%	to	0.80%	9,742	24.37	to	36.34	257,973	0.80%	39.70%	to	39.28%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.50%	to	0.80%	2,129	34.97	to	80.67	96,340	0.00%	12.92%	to	12.59%
2016	0.50%	to	0.80%	3,602	30.97	to	71.65	132,784	0.33%	22.22%	to	21.86%
2015	0.50%	to	0.80%	3,820	25.34	to	58.80	116,299	0.34%	-2.13%	to	-2.42%
2014	0.50%	to	0.80%	4,503	25.89	to	60.26	139,430	0.17%	0.31%	to	0.01%
2013	0.50%	to	0.80%	4,604	25.81	to	60.25	147,612	0.14%	40.20%	to	39.78%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	0.50%	to	0.80%	110,259	32.56	to	31.73	3,557,748	0.49%	26.68%	to	26.30%
2016	0.50%	to	0.80%	115,317	25.70	to	25.12	2,936,294	1.07%	3.12%	to	2.81%
2015	0.50%	to	0.80%	217	24.93	to	24.43	5,390	0.80%	4.57%	to	4.26%
2014			0.50%	182			23.84	4,338	0.74%			8.26%
2013			0.50%	184			22.02	4,051	0.83%			36.02%
NVIT Real Estate Fund - Class I (NVRE1)
2017			0.50%	151			16.24	2,452	2.24%			5.97%
2016			0.80%	229			14.93	3,419	1.67%			6.50%
2015	0.50%	to	0.80%	490	14.35	to	14.02	6,958	3.25%	-5.83%	to	-6.11%
2014			0.50%	276			15.23	4,205	3.00%			28.24%
2013			0.50%	279			11.88	3,314	1.69%			2.53%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2017			0.80%	605			20.34	12,304	1.23%			0.09%
2016	0.50%	to	0.80%	1,617	12.32	to	20.32	25,383	1.42%	0.72%	to	0.41%
2015			0.80%	734			20.23	14,852	1.49%			-0.61%
2014			0.80%	737			20.36	15,005	1.72%			-0.19%
2013			0.80%	736			20.40	15,013	2.32%			-0.18%
Guardian Portfolio - I Class Shares (AMGP)
2017	0.50%	to	0.80%	888	28.83	to	28.20	25,588	0.34%	24.79%	to	24.42%
2016	0.50%	to	0.80%	885	23.10	to	22.67	20,460	0.57%	8.19%	to	7.87%
2015	0.50%	to	0.80%	1,106	21.35	to	21.01	23,534	0.72%	-5.44%	to	-5.73%
2014	0.50%	to	0.80%	1,150	22.58	to	22.29	25,884	0.45%	8.48%	to	8.16%
2013	0.50%	to	0.80%	1,193	20.81	to	20.61	24,762	0.82%	38.12%	to	37.71%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	0.50%	to	0.80%	61,583	12.43	to	12.35	763,909	0.00%	24.67%	to	24.29%
2016	0.50%	to	0.80%	66,964	9.97	to	9.93	666,830	0.00%	3.88%	to	3.57%
2015	0.50%	to	0.80%	72,205	9.60	to	9.59	692,745	0.00%	-4.05%	to	-4.09%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2017	0.50%	to	0.80%	1,406	26.28	to	61.08	38,482	0.60%	12.80%	to	12.46%
2016	0.50%	to	0.80%	1,494	23.30	to	54.31	37,794	0.78%	26.73%	to	26.35%
2015	0.50%	to	0.80%	1,550	18.38	to	42.98	29,406	0.71%	-12.24%	to	-12.51%
2014	0.50%	to	0.80%	1,800	20.95	to	49.13	38,668	0.73%	9.30%	to	8.98%
2013	0.50%	to	0.80%	2,006	19.17	to	45.08	39,330	1.31%	30.48%	to	30.09%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2017	0.50%	to	0.80%	412	17.24	to	43.79	8,589	2.01%	8.71%	to	8.38%
2016	0.50%	to	0.80%	472	15.86	to	40.40	8,304	2.36%	4.74%	to	4.42%
2015	0.50%	to	0.80%	481	15.14	to	38.69	8,107	2.17%	0.33%	to	0.03%
2014	0.50%	to	0.80%	540	15.09	to	38.68	8,975	2.16%	7.66%	to	7.34%
2013	0.50%	to	0.80%	755	14.02	to	36.03	11,376	2.25%	12.60%	to	12.27%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2017	0.50%	to	0.80%	3,419	24.47	to	33.83	97,783	0.24%	26.20%	to	25.83%
2016	0.50%	to	0.80%	3,424	19.39	to	26.89	77,736	0.43%	-2.69%	to	-2.98%
2015	0.50%	to	0.80%	4,957	19.92	to	27.71	117,110	0.09%	3.03%	to	2.72%
2014	0.50%	to	0.80%	5,478	19.34	to	26.98	126,204	0.46%	14.83%	to	14.49%
2013	0.50%	to	0.80%	5,940	16.84	to	23.56	122,186	0.93%	29.09%	to	28.71%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Core Bond Fund/VA - Non-Service Shares (OVB)
2017	0.50%	to	0.80%	1,930	$13.40	to	$25.20	$28,381	1.71%	4.07%	to	3.75%
2016	0.50%	to	0.80%	917	12.87	to	24.29	14,349	3.65%	2.76%	to	2.45%
2015	0.50%	to	0.80%	894	12.53	to	23.71	13,670	4.03%	0.46%	to	0.16%
2014	0.50%	to	0.80%	877	12.47	to	23.67	13,501	5.96%	6.73%	to	6.41%
2013	0.50%	to	0.80%	1,561	11.68	to	22.24	20,677	5.63%	-0.60%	to	-0.90%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2017	0.50%	to	0.80%	3,240	34.56	to	88.41	139,738	0.99%	35.98%	to	35.58%
2016	0.50%	to	0.80%	3,848	25.41	to	65.21	120,210	1.01%	-0.42%	to	-0.71%
2015	0.50%	to	0.80%	5,105	25.52	to	65.68	160,115	1.32%	3.43%	to	3.12%
2014	0.50%	to	0.80%	5,307	24.67	to	63.70	163,254	1.09%	1.78%	to	1.48%
2013	0.50%	to	0.80%	5,808	24.24	to	62.77	175,856	1.42%	26.67%	to	26.29%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2017	0.50%	to	0.80%	2,265	20.41	to	26.73	48,942	1.83%	11.69%	to	11.35%
2016	0.50%	to	0.80%	1,638	18.28	to	24.00	33,039	0.00%	5.89%	to	5.58%
2015	0.50%	to	0.80%	1,688	17.26	to	22.73	32,166	6.40%	-13.52%	to	-13.78%
2014	0.50%	to	0.80%	1,699	19.96	to	26.37	37,419	5.08%	1.67%	to	1.37%
2013	0.50%	to	0.80%	1,779	19.63	to	26.01	38,601	2.06%	-9.62%	to	-9.89%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2017	0.50%	to	0.80%	1,902	49.74	to	36.07	87,477	0.41%	50.28%	to	49.83%
2016	0.50%	to	0.80%	1,904	33.09	to	24.07	58,493	0.46%	-0.40%	to	-0.69%
2015	0.50%	to	0.80%	2,331	33.23	to	24.24	73,120	0.58%	-14.42%	to	-14.68%
2014	0.50%	to	0.80%	2,725	38.82	to	28.41	99,018	0.55%	-0.91%	to	-1.21%
2013	0.50%	to	0.80%	3,302	39.18	to	28.76	116,580	1.59%	11.46%	to	11.13%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2017	0.50%	to	0.80%	1,304	30.91	to	48.39	41,910	0.00%	-2.19%	to	-2.48%
2016	0.50%	to	0.80%	1,300	31.60	to	49.62	42,698	0.38%	42.99%	to	42.57%
2015	0.50%	to	0.80%	1,266	22.10	to	34.80	29,601	0.03%	-33.78%	to	-33.98%
2014	0.50%	to	0.80%	1,571	33.37	to	52.71	55,149	0.09%	-19.51%	to	-19.75%
2013	0.50%	to	0.80%	1,602	41.45	to	65.69	70,142	0.77%	9.98%	to	9.65%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2017	0.50%	to	0.80%	1,544	47.59	to	101.53	77,792	0.00%	28.49%	to	28.10%
2016	0.50%	to	0.80%	1,606	37.04	to	79.25	65,862	0.00%	7.11%	to	6.79%
2015	0.50%	to	0.80%	1,747	34.58	to	74.21	66,677	0.00%	-1.95%	to	-2.25%
2014	0.50%	to	0.80%	1,979	35.27	to	75.92	79,314	0.00%	-0.15%	to	-0.44%
2013	0.50%	to	0.80%	2,091	35.32	to	76.26	86,264	0.01%	43.08%	to	42.66%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2017	0.50%	to	0.80%	4,071	32.36	to	124.40	150,338	0.68%	19.84%	to	19.48%
2016	0.50%	to	0.80%	4,321	27.00	to	104.12	132,340	2.04%	11.67%	to	11.34%
2015	0.50%	to	0.80%	4,334	24.18	to	93.52	128,727	0.13%	-3.57%	to	-3.86%
2014	0.50%	to	0.80%	4,524	25.08	to	97.27	138,715	0.06%	9.87%	to	9.54%
2013	0.50%	to	0.80%	5,072	22.82	to	88.80	142,479	0.20%	30.03%	to	29.64%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.50%	to	0.80%	361	9.68	to	9.51	3,480	0.76%	17.23%	to	16.87%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.50%	to	0.80%	779	11.83	to	11.63	9,104	1.72%	20.74%	to	20.37%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.50%	to	0.80%	114,394	22.74	to	35.16	3,033,007	0.36%	4.15%	to	3.83%
2014	0.50%	to	0.80%	121,138	21.84	to	33.86	3,108,852	0.35%	10.77%	to	10.44%
2013	0.50%	to	0.80%	129,545	19.71	to	30.66	3,108,645	0.69%	29.09%	to	28.71%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	0.50%	to	0.80%	27,487	17.01	to	33.61	569,092	0.00%	3.66%	to	3.35%
2013	0.50%	to	0.80%	30,005	16.41	to	32.52	612,867	0.00%	17.89%	to	17.54%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	0.50%	to	0.80%	6,813	$25.71	to	$52.79	$188,882	0.00%	6.36%	to	6.04%
2013	0.50%	to	0.80%	6,928	24.18	to	49.78	182,930	0.00%	31.19%	to	30.80%

2017	Contract Owners’ Equity:								$17,784,833
2016	Contract Owners’ Equity:								$15,836,614
2015	Contract Owners’ Equity:								$16,311,265
2014	Contract Owners’ Equity:								$17,356,499
2013	Contract Owners’ Equity:								$17,444,780
*	This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.